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                                                                      Exhibit A

                               Pioneer Bond Fund
                                60 State Street
                          Boston, Massachusetts 02110

                                              January 19, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

    Re: Pioneer Bond Fund (File No. 333-208696)
        Form N-14 Information Statement/Registration Statement

Ladies and Gentlemen:

   In connection with the review by the Staff of the Securities and Exchange Commission (the "Commission") of the registration statement on Form N-14 filed by Pioneer Bond Fund (the "Registrant") with respect to the reorganization of Pioneer Government Income Fund, a series of Pioneer Series Trust IV, into Pioneer Bond Fund, a series of the Registrant., the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

    (a) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

    (b) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

    (c) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                             Sincerely,

                                             Pioneer Bond Fund

                                             By:  /s/ Christopher J. Kelley
                                                  ------------------------------
                                                  Name: Christopher J. Kelley
                                                  Title: Secretary